Risk management - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 942,218	€ 882,921			€ 848,915
Total assets	1,522,695	1,459,271	[1]	€ 1,443,069	1,444,305
Financial assets	(184,596)	(191,124)			(199,351)
Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	474	€ 635			€ 730
SPAIN | Accumulated impairment | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Financial assets	1,349
SPAIN | Customers excluding the public sector | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 232,027

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).